Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 87.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.9%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	9,588,492
02/04/2026	2.196%	9,583,000	9,594,474
Raytheon Technologies Corp.
03/15/2022	2.800%	8,808,000	8,982,397
United Technologies Corp.
11/16/2028	4.125%	11,150,000	12,652,820
Total			40,818,183
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,000,000	3,154,007
Banking 18.2%
American Express Co.
05/20/2022	2.750%	4,985,000	5,105,147
Bank of America Corp.(a)
02/13/2026	2.015%	12,275,000	12,668,012
07/22/2027	1.734%	15,425,000	15,567,464
Citigroup, Inc.(a),(b)
05/01/2025	0.981%	7,530,000	7,551,626
Citigroup, Inc.(a)
04/08/2026	3.106%	9,045,000	9,699,758
Goldman Sachs Group, Inc. (The)(a)
09/29/2025	3.272%	14,575,000	15,657,196
03/09/2027	1.431%	10,799,000	10,758,644
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	29,685,000	30,621,183
Morgan Stanley(a)
01/25/2024	0.529%	7,624,000	7,616,889
07/22/2025	2.720%	14,725,000	15,561,812
05/04/2027	1.593%	6,306,000	6,333,225
Royal Bank of Canada
01/19/2024	0.425%	9,775,000	9,747,093
Toronto-Dominion Bank (The)
01/06/2023	0.250%	9,870,000	9,862,526
Truist Financial Corp.(a)
03/02/2027	1.267%	4,915,000	4,894,385
Wells Fargo & Co.
10/23/2026	3.000%	7,925,000	8,545,218
Wells Fargo & Co.(a)
06/17/2027	3.196%	14,420,000	15,556,170
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,669,388
Total			190,415,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.9%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,543,000	3,687,147
02/15/2028	3.750%	8,475,000	9,180,757
Sky PLC(c)
09/16/2024	3.750%	16,125,000	17,712,506
Total			30,580,410
Construction Machinery 1.4%
Caterpillar Financial Services Corp.
09/14/2023	0.450%	7,350,000	7,372,283
United Rentals North America, Inc.
11/15/2027	3.875%	7,195,000	7,537,122
Total			14,909,405
Diversified Manufacturing 2.9%
Carrier Global Corp.
02/15/2025	2.242%	14,040,000	14,651,030
Honeywell International, Inc.
08/19/2022	0.483%	5,625,000	5,629,318
Siemens Financieringsmaatschappij NV(c)
05/27/2022	2.900%	3,660,000	3,761,489
03/11/2024	0.650%	6,131,000	6,144,043
Total			30,185,880
Electric 16.2%
AEP Texas, Inc.
10/01/2022	2.400%	11,375,000	11,669,124
American Electric Power Co., Inc.
12/01/2021	3.650%	1,548,000	1,576,892
11/01/2025	1.000%	3,265,000	3,229,441
CenterPoint Energy Houston Electric LLC
06/01/2021	1.850%	2,765,000	2,766,758
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,676,000	11,207,917
CMS Energy Corp.
03/01/2024	3.875%	8,260,000	8,890,736
11/15/2025	3.600%	9,345,000	10,198,439
Dominion Energy, Inc.
03/15/2025	3.300%	1,030,000	1,113,165
DTE Energy Co.
06/01/2024	3.500%	3,111,000	3,331,702
Edison International
11/15/2024	3.550%	1,850,000	1,992,339
Columbia Limited Duration Credit Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2021	2.700%	4,611,000	4,616,905
06/15/2026	3.550%	12,581,000	13,753,614
Entergy Corp.
09/15/2025	0.900%	2,905,000	2,857,194
Eversource Energy
10/01/2024	2.900%	9,570,000	10,192,692
01/15/2025	3.150%	1,215,000	1,301,060
08/15/2025	0.800%	3,730,000	3,669,678
Georgia Power Co.
07/30/2023	2.100%	16,520,000	17,081,319
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	7,001,000	7,019,510
NextEra Energy Operating Partners LP(c)
07/15/2024	4.250%	5,630,000	5,972,955
NRG Energy, Inc.(c)
12/02/2027	2.450%	7,563,000	7,583,948
Pacific Gas and Electric Co.
07/01/2025	3.450%	1,825,000	1,934,355
Pinnacle West Capital Corp.
06/15/2025	1.300%	6,140,000	6,171,223
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,035,000	6,080,611
06/15/2024	2.875%	6,373,000	6,758,768
Southern Co. (The)
07/01/2021	2.350%	11,160,000	11,177,534
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,381,627
06/15/2025	3.550%	3,758,000	4,092,181
Total			169,621,687
Environmental 0.6%
GFL Environmental, Inc.(c)
08/01/2025	3.750%	5,880,000	5,981,568
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	14,765,000	16,085,023
Food and Beverage 5.7%
Bacardi Ltd.(c)
05/15/2028	4.700%	13,295,000	15,299,456
Conagra Brands, Inc.
11/01/2025	4.600%	3,139,000	3,589,326
Kraft Heinz Foods Co.
06/01/2026	3.000%	10,469,000	11,040,688
Molson Coors Brewing Co.
07/15/2021	2.100%	5,413,000	5,423,489
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International Holdings Netherlands BV(c)
10/28/2021	2.000%	12,575,000	12,660,655
Mondelez International, Inc.
07/01/2022	0.625%	11,825,000	11,862,352
Total			59,875,966
Health Care 4.2%
Becton Dickinson and Co.
06/06/2022	2.894%	4,012,000	4,113,161
06/06/2024	3.363%	8,345,000	8,986,440
Cigna Corp.
10/15/2028	4.375%	13,035,000	14,924,418
CVS Health Corp.
03/25/2028	4.300%	9,126,000	10,385,278
HCA, Inc.
02/01/2025	5.375%	5,350,000	5,961,391
Total			44,370,688
Healthcare Insurance 0.6%
Centene Corp.
12/15/2027	4.250%	5,524,000	5,792,793
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,635,000	4,732,525
Integrated Energy 0.6%
Cenovus Energy, Inc.
07/15/2025	5.375%	2,610,000	2,965,787
04/15/2027	4.250%	2,615,000	2,871,988
Total			5,837,775
Life Insurance 8.6%
AIG Global Funding(c)
07/07/2023	0.800%	3,610,000	3,638,396
Five Corners Funding Trust(c)
11/15/2023	4.419%	13,085,000	14,339,000
MassMutual Global Funding II(c)
07/01/2022	2.250%	4,609,000	4,712,779
Metropolitan Life Global Funding I(c)
06/08/2023	0.900%	5,065,000	5,114,769
01/07/2024	0.400%	5,640,000	5,607,958
Pacific Life Global Funding II(c)
06/24/2025	1.200%	7,355,000	7,376,869
04/14/2026	1.375%	12,383,000	12,389,891
Peachtree Corners Funding Trust(c)
02/15/2025	3.976%	17,238,000	18,937,148

2	Columbia Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(c)
11/21/2024	2.250%	16,980,000	17,792,802
Total			89,909,612
Media and Entertainment 1.3%
Netflix, Inc.(c)
06/15/2025	3.625%	9,450,000	10,169,976
Walt Disney Co. (The)
09/01/2022	1.650%	3,691,000	3,757,281
Total			13,927,257
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,945,000	7,589,725
Midstream 3.4%
Colorado Interstate Gas Co. LLC/Issuing Corp.(c)
08/15/2026	4.150%	3,709,000	4,161,974
Energy Transfer Partners LP
01/15/2026	4.750%	2,090,000	2,333,215
MPLX LP
12/01/2027	4.250%	6,020,000	6,779,170
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	12,061,350
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,724,140
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	5,160,442
Total			35,220,291
Natural Gas 1.4%
NiSource Finance Corp.
05/15/2027	3.490%	13,109,000	14,332,852
Packaging 1.2%
Berry Global, Inc.(c)
01/15/2026	1.570%	6,681,000	6,637,036
Berry Global. Inc.(c)
02/15/2024	0.950%	5,891,000	5,883,918
Total			12,520,954
Pharmaceuticals 2.8%
AbbVie, Inc.
03/15/2025	3.800%	14,067,000	15,416,011
Amgen, Inc.
05/11/2022	2.650%	6,045,000	6,179,665
Gilead Sciences, Inc.
09/01/2023	2.500%	7,226,000	7,539,949
Total			29,135,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,140,649
Retailers 1.5%
Lowe’s Companies, Inc.
04/15/2025	4.000%	14,565,000	16,178,635
Supermarkets 0.6%
Kroger Co. (The)
11/01/2021	2.950%	1,952,000	1,973,033
04/15/2022	3.400%	4,453,000	4,549,512
Total			6,522,545
Technology 2.3%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,974,216
Microchip Technology, Inc.(c)
09/01/2023	2.670%	2,480,000	2,588,233
02/15/2024	0.972%	7,305,000	7,300,028
NXP BV/Funding LLC/USA, Inc.(c)
05/01/2025	2.700%	2,225,000	2,349,947
Oracle Corp.
03/25/2026	1.650%	7,499,000	7,575,655
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,539,151
Total			24,327,230
Wireless 2.4%
Crown Castle International Corp.
09/01/2024	3.200%	6,500,000	6,966,883
T-Mobile USA, Inc.(c)
04/15/2025	3.500%	9,840,000	10,666,702
T-Mobile USA, Inc.
02/15/2026	2.250%	7,701,000	7,753,711
Total			25,387,296
Wirelines 1.5%
AT&T, Inc.
03/25/2026	1.700%	15,964,000	16,035,341
Total Corporate Bonds & Notes (Cost $903,779,862)			916,589,658

U.S. Treasury Obligations 4.9%

U.S. Treasury
08/15/2022	1.500%	5,609,200	5,710,429
10/31/2022	0.125%	9,897,400	9,897,787
11/15/2023	0.250%	14,600,000	14,601,141
12/15/2023	0.125%	6,700,000	6,675,398

Columbia Limited Duration Credit Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2025	0.250%	15,000,000	14,677,734
Total U.S. Treasury Obligations (Cost $51,795,515)			51,562,489

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(d),(e)	69,656,669	69,649,703
Total Money Market Funds (Cost $69,649,703)		69,649,703
Total Investments in Securities (Cost: $1,025,225,080)		1,037,801,850
Other Assets & Liabilities, Net		9,363,175
Net Assets		1,047,165,025
At April 30, 2021, securities and/or cash totaling $1,681,446 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,044	06/2021	USD	230,471,156	—	(126,419)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(687)	06/2021	USD	(90,705,469)	1,073,231	—
U.S. Treasury 5-Year Note	(270)	06/2021	USD	(33,463,125)	—	(14,559)
U.S. Ultra Bond 10-Year Note	(19)	06/2021	USD	(2,765,391)	47,762	—
Total					1,120,993	(14,559)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2021.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $214,784,046, which represents 20.51% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	50,394,374	538,037,686	(518,782,357)	—	69,649,703	(8,980)	55,009	69,656,669
4	Columbia Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2021 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT183_07_L01_(06/21)